ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2020 and  2019:

	December 31,	December 31,
	2020	2019
Accounts receivable	$1,244,876	$2,757,013
Allowance for doubtful accounts	—	(145,405)
	$1,244,876	$2,611,608

There was bad debt (recovery) expense related to accounts receivable of (3,217) and $220,405 in 2020 and 2019, respectively.